FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

October 21, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 1, 2014  to the Prospectus dated August 1, 2014 as supplemented on September 17, 2014 and September 18, 2014, for the Absolute Credit Opportunities Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on October 1, 2014 (Accession Number: 0001435109-14-000691).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or zac.tackett@atlanticfundservices.com

Sincerely,

/s/Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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